CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share capital	Contributed surplus and warrants	Other reserves.	Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 60,537	$ 10,761	$ 364	$ (77,000)	$ (5,338)
Shares issued at the start of the period at Dec. 31, 2020	27,299,332
Shares issued from placements	$ 114,242				114,242
Shares issued from placements (in shares)	11,479,977
Warrants exercised	$ 17,825	(198)			17,627
Warrants exercised (in shares)	7,821,700
Options exercised	$ 3,339	(1,137)			2,202
Options exercised (in shares)	720,201
Shares issued for interest payment	$ 2,697				2,697
Shares issued for interest payment (in shares)	297,106
Share-based compensation		6,676			6,676
Share issue costs	$ (7,170)				(7,170)
Conversion of 2020 Convertible Note	$ 15,013		(364)		14,649
Conversion of 2020 Convertible Note (in shares)	7,500,000
Net loss and comprehensive loss				(39,890)	(39,890)
Balance at the end at Dec. 31, 2021	$ 206,483	16,102		(116,890)	105,695
Shares issued at the end of period at Dec. 31, 2021	55,118,316
Shares issued from placements	$ 3,987				3,987
Shares issued from placements (in shares)	502,082
Options exercised	$ 1,153	(417)			736
Options exercised (in shares)	253,500
Share-based compensation		9,628			9,628
Share issue costs	$ (837)				(837)
Settlement of interests on 2022 Convertible Note			829		829
Net loss and comprehensive loss				(47,714)	(47,714)
Balance at the end at Dec. 31, 2022	$ 210,786	$ 25,313	$ 829	$ (164,604)	$ 72,324
Shares issued at the end of period at Dec. 31, 2022	55,873,898